Provisions - Other Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Other Provisions
Balance at beginning of period	€ 260
Addition	390
Accretion	1
Utilization	(284)
Release	(6)
Currency Impact	(10)
Balance at end of the period	351
Employee-related provisions
Other Provisions
Balance at beginning of period	74
Addition	160
Accretion	0
Utilization	(42)
Release	(1)
Currency Impact	(3)
Balance at end of the period	188
Customer-related provisions
Other Provisions
Balance at beginning of period	96
Addition	48
Accretion	0
Utilization	(77)
Release	(5)
Currency Impact	(5)
Balance at end of the period	57
Restructuring provisions
Other Provisions
Balance at beginning of period	49
Addition	182
Accretion	0
Utilization	(163)
Release	0
Currency Impact	0
Balance at end of the period	68
Miscellaneous other provisions
Other Provisions
Balance at beginning of period	41
Addition	0
Accretion	1
Utilization	(2)
Release	0
Currency Impact	(2)
Balance at end of the period	€ 38